GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 39,401,857	$ 13,523,266
Net loss	26,315,396	6,317,373
Cash used in operating activities	$ 30,822	$ (1,674,395)